Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

12.	Income taxes:

As at December 31, 2022, Kidoz Inc. was domiciled in the tax-free jurisdiction of Anguilla, British West Indies. However certain of the Company’s subsidiaries incur income taxation. Effective January 1, 2023, the Company continued out of Anguilla and into Canada and became a Canadian tax payer.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024, are presented below:

	2025	2024	2023
Income (loss) for the year before tax	430,949	511,720	(2,038,034)

Expected tax expense (recovery)	$123,341	$138,164	$(550,269)
Change in statutory, foreign tax, foreign exchange rates and other	(158,538)	(184,459)	183,916
Permanent differences	125,175	103,865	140,572
Impact of SRED and ITC due to rate differences	(504,153)	-	-
Adjustment to prior years provision versus statutory tax returns	(73,796)	(911)	(26,902)
Change in unrecognized deductible temporary differences	462,103	101,921	226,705
Current income tax (recovery) expense	$(25,868)	$158,580	$(25,978)
Deferred income tax expense (recovery)	-	-	-
Total income tax (recovery) expense	$(25,868)	$158,580	$(25,978)

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2025, 2024 and 2023

12.	Income taxes: (Continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 are presented below:

	2025	2024
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$249,290	$312,261
Equipment	1,178	(1,066)
Intangible assets	(23,836)	(44,266)
Investment tax credit	480,853	-
Other	185,352	176,752
	892,837	443,681
Unrecognized deferred tax assets	(892,837)	(443,681)
Total deferred tax (liability) asset	$-	$-

As at December 31, 2025, the Company’s had $939,704 (2024 - $1,110,519) of non-capital losses expiring through December 31, 2045.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets.

The Company recognized this tax credit as a recovery of income tax expense on the statement of operations and comprehensive (loss) income upon receipt of funds.